Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of anti-dilutive securities	The outstanding number and type of securities that could potentially dilute basic net income per share in the future but would have decreased the loss per share (anti-dilutive) for the periods in which the Company is in a net loss position are as follows:

	December 31,
	2021	2020
	#	#
Stock options	1,109,074	1,516,641
DSUs	41,492	44,142
RSUs	—	—
	1,150,566	1,560,783